Reconciliation of Statutory Federal Income Tax Rate with Effective Tax Rate (Detail) (Predecessor [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Predecessor [Member]
Schedule Of Income Tax Reconciliation [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
Partnership income not taxed at federal statutory rate	(7.00%)	0.00%	0.00%
State and local income taxes, net of federal income tax	(1.40%)	11.60%	5.70%
Change in valuation allowance, net of federal income tax	(5.60%)	6.60%	0.30%
Nondeductible portion of meals and entertainment	(0.50%)	3.60%	1.50%
Effects of foreign income taxes	(0.20%)	2.20%	0.00%
Other differences, net	(0.20%)	0.40%	0.20%
Effective tax rate	20.10%	59.40%	42.70%